Revenue (Tables)	6 Months Ended
Sep. 30, 2026
Revenue [abstract]
Schedule of revenue breakdowns
Revenue breakdowns by revenue from contracts with customers and other sources for the three and six months ended September 30, 2025 and 2026, are as follows:

	For the three months ended September 30,
(In millions)	2025	2026
Revenue arising from contracts with customers
Transaction revenue - Retail(1)	¥131,954	¥67,560
Transaction revenue - Institutional(2)	—	6,609
Commission received(3)	275	214
Investment management fee revenue(4)	—	542
Sub-total	132,229	74,925

Other sources
Staking revenue(5)	794	474
Other revenue(6)	82	117
Sub-total	876	591
Total	¥133,105	¥75,516

	For the six months ended September 30,
(In millions)	2025	2026
Revenue arising from contracts with customers
Transaction revenue - Retail(1)	¥215,319	¥172,336
Transaction revenue - Institutional(2)	—	14,865
Commission received(3)	463	414
Investment management fee revenue(4)	—	946
Sub-total	215,782	188,561

Other sources
Staking revenue(5)	1,175	1,053
Other revenue(6)	136	234
Sub-total	1,312	1,287
Total	¥217,094	¥189,848
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(1) Transaction revenue - Retail mainly refers to the revenue from sales of crypto assets to retail customers and cover counterparties, which has been entirely derived from operations within Japan.
(2) Transaction revenue - Institutional refers to the revenue from Aplo’s prime brokerage services.
(3) Commission received refers to remittance fees, deposit and withdrawal fees, custodial fees, commissions received from the issuer and the applicants in the IEO business, commissions that arise from transactions on the Coincheck NFT Marketplace and commissions that arise from transactions on the Exchange platform, Aplo’s platform and other.
(4) Investment management fee revenue refers to fees derived from providing professional services to manage client accounts and sponsored investment vehicles, and fees charged to those vehicles for staking their assets.
(5) Staking revenue refers to staking rewards in crypto assets received by making company or customer digital assets available to support network validation activities.
(6) Other revenue is mainly related to the interest received from financial operations with JSF Trust and Banking Co., Ltd.